SCHEDULE OF RESTRICTED SHARE UNIT ACTIVITY BY GRANT DATE (Details) - Restricted share units [member]	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	24	24	25
Number of options exercisable	24
Weighted Average Issue Price | $ / shares	$ 132,352.50	$ 132,352.50	$ 132,325.20
9-Mar-22 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	17
Number of options exercisable	17
Weighted Average Issue Price | $ / shares	$ 129,780.00
13-Apr-22 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	7
Number of options exercisable	7
Weighted Average Issue Price | $ / shares	$ 138,600.00